WEIGHTED AVERAGE COMMON SHARES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Weighted Average Common Shares
Schedule of anti-dilutive earnings per share

	THREE AND SIX MONTHS ENDED
	JUNE 30,
	2025	2024
	(Unaudited)

Convertible Note (see Note 6)	437,776	437,776
Series A Preferred (see Note8)	5,000,000	5,000,000
Series B preferred stock (see Note 8)	1,363,787	1,138,944
Detachable common stock warrants (see Note 10)	400,000	400,000
Total anti-dilutive securities excluded from
diluted weighted average common shares	7,201,563	6,976,720

	DECEMBER 31,
	2024	2023

Convertible Note (see Note 6)	437,775	179,258
Series A Preferred (see Note 9)	5,000,000	5,000,000
Series B preferred stock (see Note 9)	1,353,954	1,121,010
Detachable common stock warrants (see Note 10)	400,000	400,000
Total anti-dilutive securities excluded from diluted weighted average common shares	7,191,730	6,700,268